-------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
-------------------------------------------------------------------------------

[graphic omitted](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                   New England Intermediate Term
                                                     Tax Free Fund of California

                                                               [graphic omitted]

---------------
June 30, 1997
---------------

                                                                     AUGUST 1997
--------------------------------------------------------------------------------


[Photo of Henry L.P. Schmelzer]

Dear New England Funds Shareholder,

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

Sincerely,


/s/ Henry L.P. Schmelzer
Henry L.P. Schmelzer, President

--------------------------------------------------------------------------------
                NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [Logo]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.


Investment Results Through June 30, 1997

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                                 See next page

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in the New England Intermediate Term Tax Free Fund of California's Class A Shares compared to the Lehman Municipal Index and the Cost of Living. The data for this chart are as follows:]

--------------------------------------------------------------------------------
                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                    APRIL 1993 (INCEPTION) THROUGH JUNE 1997
       COMPARED TO LEHMAN MUNICIPAL INDEX(4) AND COST OF LIVING INDEX(5)


                                      With        Lehman
                       Net          Maximum      Municipal        Cost of
                  Asset Value   Sales Charge(2)   Index(4)       Living(5)
                  -----------   ---------------  ---------       ---------
4/23/93             $10,000        $ 9,750        $10,000        $10,000
6/93                $10,258        $10,002        $10,224        $10,028
6/94                $10,458        $10,197        $10,244        $10,247
6/95                $10,989        $10,715        $11,145        $10,559
6/96                $11,867        $11,571        $11,885        $10,849
6/97                $12,760        $12,441        $12,955        $11,085

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------


                                     AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/97*
--------------------------------------------------------------------------------
 CLASS A (Inception 4/23/93)    YTD            1 YEAR         SINCE INCEPTION
 Net Asset Value(1)           3.07%             7.52%              5.99%
 With Max. Sales Charge(2)    0.45              4.88               5.36

CLASS B (Inception 9/13/93)   YTD            1 YEAR         SINCE INCEPTION
 Net Asset Value(1)           2.69%             6.89%              3.75%
 With CDSC(3)                -2.31              1.89               3.06

*These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

                                                         COMPARATIVE PERFORMANCE
--------------------------------------------------------------------------------
                            YTD        1 YEAR   SINCE INCEPTION SINCE INCEPTION
                                                    CLASS A         CLASS B

 Lehman Municipal(4)       3.62%        9.00%        6.22%           5.41%
 Lipper CA Intmd. Muni.
   Avg.(6)                 2.55         6.72         5.27            4.45

                                                            YIELDS AS OF 6/30/97
--------------------------------------------------------------------------------
                                         CLASS A             CLASS B
           SEC Yield(7)                   4.82%               4.20%
           Taxable Equivalent Yield(8)    8.80                7.67

NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 2.5% at the time of purchase of Class A shares.
(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.
(4) Lehman Municipal Index is an unmanaged index of bonds having maturities of more than one year issued by states, municipalities and other governmental entities. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, as calculated by the U.S. Bureau of Labor Statistics.
(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.
(7) SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.
(8) Taxable equivalent yield is based on the maximum combined federal and California state income tax bracket of 45.22%. The alternative minimum tax and some federal and state taxes may apply.

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of James Welch]

James Welch,
Back Bay Advisors, L.P.

Q. How did New England Intermediate Term Tax Free Fund of California perform during the period?

The Fund continued to provide a strong total return and a relatively high level of double tax-exempt income. For the six-month period ended June 30, 1997, the Fund (Class A shares at net asset value) generated a total return of 3.07%, reflecting the reinvestment of $0.192 per share in dividend income and an increase in share price to $7.70 on June 30, from $7.66 six months ago. The Fund's performance was well ahead of the 2.55% average return for its peer group, the 31 California Intermediate Municipal funds measured by Lipper Analytical Services. As of June 30, 1997, the Fund's 30-day SEC yield was 4.82% for Class A shares. For investors in the maximum combined federal and California state income tax bracket of 45.22%, this yield translates into an equivalent yield of 8.80% for a taxable investment.

Q. How did you manage the Fund during the six months under review?

Because economic growth early in 1997 was well above the Federal Reserve Board's target of 2.5%, we correctly anticipated that the Fed would raise interest rates as a way to keep inflation in check. Based on our expectations, we structured the Fund to reduce share price volatility and exposure to credit risk. We decreased the Fund's duration slightly, to 5.3 years from nearly six years at the start of the period. Duration measures (in years) a portfolio's sensitivity to interest rate changes. A lower overall portfolio duration results in smaller price declines when interest rates rise.

In addition, we emphasized higher-quality A-rated securities. Because there was relatively little difference between the yields on higher-quality and lower-quality bonds, bondholders were not compensated for taking on the higher risk associated with lower-quality bonds.

Q. What strategic changes did you make during the period?

We made a number of changes that helped boost the Fund's performance. We increased investments in the health care sector. After years of consolidation, many health care facilities have strong financial structures and relatively high credit quality ratings. An example is Alta Bates Medical Center, a new addition to your Fund. When Alta Bates became affiliated with Sutter Health Group, independent rating agencies, such as Standard & Poor's, upgraded the hospital's credit quality from BBB to A. This upgrade automatically increased the value of the Fund's Alta Bates bonds.

In the utilities sector, the opposite was true. Uncertainty over deregulation led to credit downgrades for many utilities. Because we had anticipated downgrades, we greatly reduced the Fund's exposure to utility bonds before their quality ratings were lowered.

Meanwhile, we added general obligation bonds (GOs) to the portfolio. GOs are repaid from a state or city's general revenues, rather than from income streams of specific public purpose projects. Because robust economic growth has increased tax revenues in city and state coffers, California's GOs carry high credit ratings and are in demand by investors.

Q. What is your investment outlook?

Entering the second half of 1997, we believe economic growth is slowing, reducing the likelihood that the Fed will dramatically increase interest rates. However, we would not be surprised to see the Fed fine tune interest rates over an extended period. We expect California to continue to lead the country in economic growth -- and strong growth may limit issuance of municipal bonds. With demand for municipal securities expected to remain steady, the supply/demand imbalance should tilt favorably for your Fund.

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------


                   -------------------------------------------
                   Credit Quality Composition -- June 30, 1997
                   -------------------------------------------

                            AAA ..........      27.67%
                            AA ...........       7.67%
                            A ............      21.37%
                            BBB ..........      35.49%
                            NR/Other .....        7.8%

           Quality is based on ratings provided by Standard & Poor's.

Average Portfolio Quality = A           Average Portfolio Maturity = 10.3 Years

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)


TAX EXEMPT OBLIGATIONS--97.4% OF TOTAL NET ASSETS

                                                                         RATINGS (c)
                                                                         (UNAUDITED)
                                                                  -------------------------
       FACE                                                                      STANDARD
      AMOUNT        ISSUER                                          MOODY'S      & POOR'S       VALUE (a)
------------------------------------------------------------------------------------------------------------
                    CALIFORNIA--87.9%
      $  1,000,000  Alameda California Public Financing Revenue,
                      6.125%, 9/02/09  .........................      --            --           $ 1,021,610
         1,500,000  Berkeley California Health Facility, 6.500%,
                      12/01/11  ................................     Baa2          BBB+            1,565,175
         1,000,000  California Educational Facilities Authority,
                      6.125%, 6/01/09  .........................      Baa           --             1,024,780
         1,000,000  California Educational Facilities Authority,
                      7.000%, 1/01/04  .........................      Aaa          AAA             1,061,040
         1,120,000  California Housing Finance Agency, 6.250%,
                      8/01/16  .................................      Aa2          AA-             1,162,560
         1,750,000  California Pollution Control Financing
                      Authority, 5.900%, 6/01/14  ..............      A2            A              1,846,128
         1,000,000  California Pollution Control Financing
                      Authority, 6.900%, 9/01/06  ..............      --            A+             1,065,060
         1,000,000  California Pollution Control Financing
                      Authority, 8.750%, 1/01/07  ..............      A2            A+             1,038,040
         1,000,000  California State, 7.000%, 6/01/02 (FGIC)  ..      Aaa          AAA             1,109,930
         1,000,000  California State Department Water Resources,
                      5.000%, 12/01/13  ........................      Aa            AA               944,290
         1,000,000  California State Public Works, 5.500%,
                      6/01/10 ..................................      A1            A              1,026,950
         1,000,000  California State Public Works Board Revenue,
                      5.500%, 6/01/14  .........................      Aaa          AAA             1,010,940
         1,540,000  Duarte, CA Certificates of  Participation,
                      6.125%, 4/01/13  .........................     Baa1           --             1,563,978
         1,295,000  Fresno United School District, 6.600%,
                      3/01/99 ..................................      A3            --             1,342,578
         2,030,000  Fresno United School District, 7.250%,
                      3/01/07 ..................................      A3            --             2,197,008
           970,000  Pleasanton Financing Authority, 5.600%,
                      9/02/00  .................................     Baa3           --             1,000,778
         1,000,000  Sacramento Utility District, 3.950%,
                      11/15/06, (FSA) (d)  .....................      Aaa          AAA             1,000,000
         1,000,000  Sacramento Utility District, 6.570%,
                      11/15/06, (FSA) (d)  .....................      Aaa          AAA             1,068,290
         2,000,000  San Diego Port Facilities, 6.600%,
                      12/01/02 .................................      --            --             2,089,280
         1,000,000  San Francisco California Public Utilities
                      Common, 5.000%, 11/01/15  ................      Aa           AA-               948,170
         1,000,000  Southern California Rapid Transit District,
                      7.500%, 7/01/05, (MBIA)  .................      Aaa          AAA             1,116,370
         1,420,000  Stanislaus Solid Waste Authority, 7.500%,
                      1/01/05  .................................      --           BBB+            1,520,465
         1,885,000  Stanislaus Solid Waste Authority, 7.625%,
                      1/01/10  .................................      --           BBB+            2,023,811
           530,000  Valley Health Systems, 6.250%, 5/15/99  ....      --           BBB-              536,355
         2,000,000  Valley Health Systems, 6.500%, 5/15/15  ....      --           BBB-            2,059,480
         2,000,000  West & Central Basin Financing Authority,
                      6.280%, 8/01/06, (AMBAC)  ................      Aaa          AAA             2,085,080
         1,000,000  Whittier Health Facilities, 6.250%, 6/01/09,
                      (MBIA)  ..................................      Aaa          AAA             1,103,540
                                                                                                 -----------
                                                                                                  35,531,686
                                                                                                 -----------
                    PUERTO RICO--2.5%
        $  950,000  Puerto Rico Municipal Finance Agency,
                      6.000%, 7/01/12, (FSA)  ..................      Aaa          AAA           $ 1,031,557
                                                                                                 -----------
                    US VIRGIN ISLANDS--7.0%
         1,750,000  Virgin Islands Public Finance Authority,
                      7.700%, 10/01/04  ........................      --           BBB             1,877,558
           885,000  Virgin Islands Public Finance Authority,
                      7.750%, 10/01/06  ........................      --            --               970,942
                                                                                                 -----------
                                                                                                   2,848,500
                                                                                                 -----------

                    Total Tax Exempt Obligations
                      (Identified Cost $38,298,960)  ...........                                  39,411,743
                                                                                                 -----------
SHORT TERM INVESTMENTS--1.1%
---------------------------------------------------------------------------------------------------------------------
           440,000  Household Finance Corp., 6.080%, 7/01/97  ..                                     440,000
                                                                                                 -----------
                    Total Short Term Investments (Identified
                      Cost $440,000)  ..........................                                     440,000
                                                                                                 -----------
                    Total Investments--98.5% (Identified Cost
                      $38,738,960) (b)  ........................                                  39,851,743
                    Other assets less liabilities  .............                                     588,211
                                                                                                 -----------
                    Total Net Assets--100%  ....................                                 $40,439,954
                                                                                                 ===========

(a) See Note 1a.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $38,738,960 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all investments in
        which there is an excess of value over tax cost ..............                            $1,211,956

      Aggregate gross unrealized depreciation for all investments in
        which there is an excess of tax cost over value ..............                               (99,173)
                                                                                                  ----------
        Net unrealized appreciation ..................................                            $1,112,783
                                                                                                  ==========

    As of December 31, 1996, the Fund had a net tax basis capital loss carryforward as follows:
      Expiring December 31, 2002 .....................................                            $1,325,032
                                                                                                  ==========

(c) The ratings shown are believed to be the most recent ratings available at June 30, 1997. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1997. The Fund's subadviser independently evaluates the
    Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

(d) Floating rate demand notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by a letter of credit or other support agreements from banks.

                           See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------
                                  STATEMENT OF ASSETS & LIABILITIES
---------------------------------------------------------------------------------------------------
June 30, 1997
(unaudited)

ASSETS
  Investments at value ........................................                         $39,851,743
  Cash ........................................................                                 346
  Receivable for:

    Fund shares sold ..........................................                              95,119
    Accrued interest ..........................................                             597,958
  Prepaid registration expense ................................                               5,000
  Unamortized organization expense ............................                               7,690
                                                                                         40,557,856
LIABILITIES
  Payable for:
    Fund shares redeemed ......................................         3,454
    Dividends declared ........................................        72,516
  Accrued expenses:

    Management fees ...........................................         6,169
    Deferred trustees' fees ...................................         4,085
    Accounting and administrative .............................         1,752
    Other expenses ............................................        29,926
                                                                       ------
                                                                                            117,902
                                                                                        -----------
NET ASSETS ....................................................                         $40,439,954
                                                                                        ===========
  Net Assets consist of:

    Capital paid in ...........................................                         $40,515,914
    Undistributed net investment income .......................                             105,937
    Accumulated net realized losses ...........................                          (1,294,682)
    Unrealized appreciation on investments ....................                           1,112,785
                                                                                        -----------
NET ASSETS ....................................................                         $40,439,954
                                                                                        ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($32,437,347 divided by 4,212,528 shares of  beneficial
    interest) .................................................                               $7.70
                                                                                              =====
Offering price per share (100/97.50 of $7.70) .................                               $7.90*
                                                                                              =====
Net asset value and offering price of Class B shares
  ($8,002,607 divided by 1,042,255 shares of  beneficial
    interest) .................................................                               $7.68**
                                                                                              =====
Identified cost of investments ................................                         $38,738,960
                                                                                        ===========
 *Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME

  Interest .....................................................                 $1,236,255
  Expenses

    Management fees ............................................      $107,384
    Service fees - Class A .....................................        41,258
    Service and distribution fees - Class B ....................        39,524
    Trustees' fees and expenses ................................         5,940
    Accounting and administrative ..............................        10,507
    Custodian ..................................................        31,980
    Transfer agent .............................................        21,629
    Audit and tax services .....................................         9,000
    Legal ......................................................         9,956
    Printing ...................................................        10,658
    Registration ...............................................         8,211
    Amortization of organization expenses ......................         4,742
    Miscellaneous ..............................................         3,939
                                                                      --------
  Total expenses ...............................................       304,728
  Less expenses waived by the investment adviser and subadviser       (101,215)     203,513
                                                                      --------   ----------
  Net investment income ........................................                 $1,032,742
                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 OPTIONS AND FUTURES CONTRACTS
  Realized gain (loss) on:
    Investments - net ..........................................       190,267
    Futures contracts - net ....................................       (80,300)
    Options contracts - net ....................................       (36,306)
                                                                      --------
    Net realized gain on investments ...........................        73,661
                                                                      --------
  Unrealized appreciation on:
    Investments - net ..........................................        67,340
                                                                      --------
    Net gain on investment transactions ........................                    141,001
                                                                                 ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................                 $1,173,743
                                                                                 ==========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                                                       SIX MONTHS
                                                                   YEAR ENDED             ENDED
                                                                  DECEMBER 31,          JUNE 30,
                                                                      1996                1997
                                                                  -----------         -----------
FROM OPERATIONS
  Net investment income ....................................      $ 2,035,330           $ 1,032,742
  Net realized gain on investments, options and futures
    transactions ...........................................          122,484                73,661
  Unrealized appreciation on investments ...................            7,573                67,340
                                                                  -----------           -----------
  Increase in net assets from operations ...................        2,165,387             1,173,743
                                                                  -----------           -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income

    Class A ................................................       (1,717,606)             (822,906)
    Class B ................................................         (274,603)             (167,923)
                                                                  -----------           -----------
                                                                   (1,992,209)             (990,829)
                                                                  -----------           -----------
  Increase (decrease) in net assets derived from capital
    share transactions                                              5,065,241            (3,305,247)
                                                                  -----------           -----------
  Total increase (decrease) in net assets ..................        5,238,419            (3,122,333)

NET ASSETS
  Beginning of the period ..................................       38,323,868            43,562,287
                                                                  -----------           -----------
  End of the period ........................................      $43,562,287           $40,439,954
                                                                  ===========           ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period ..................................      $    20,903           $    64,024
                                                                  ===========           ===========
  End of the period ........................................      $    64,024           $   105,937
                                                                  ===========           ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                        CLASS A
                                       --------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------------------
                                           APRIL 23,(a)                                               SIX MONTHS
                                             THROUGH                                                     ENDED
                                           DECEMBER 31,                                                JUNE 30,
                                              1993           1994           1995          1996           1997
                                              ----           ----           ----          ----           ----
Net Asset Value, Beginning
 of Period ..............................   $   7.50       $   7.84      $   7.08       $   7.65       $   7.66
                                            --------       --------      --------       --------       --------
Income From Investment Operations
Net Investment Income ...................       0.26           0.38          0.39           0.39           0.20
Net Realized and Unrealized Gain
 (Loss) on Investments ..................       0.38          (0.76)         0.57           0.00           0.03
                                            --------       --------      --------       --------       --------
Total From Investment Operations ........       0.64          (0.38)         0.96           0.39           0.23
                                            --------       --------      --------       --------       --------
Less Distributions
Distributions From Net
 Investment Income ......................      (0.26)         (0.38)        (0.39)         (0.38)         (0.19)
Distributions in Excess of Net
 Investment Income ......................      (0.04)          0.00          0.00           0.00           0.00
                                            --------       --------      --------       --------       --------
Total Distributions .....................      (0.30)         (0.38)        (0.39)         (0.38)         (0.19)
                                            --------       --------      --------       --------       --------
Net Asset Value, End of Period ..........   $   7.84       $   7.08      $   7.65       $   7.66       $   7.70
                                            ========       ========      ========       ========       ========
Total Return (%)(d) .....................        8.6           (4.9)         13.9            5.3            3.1
Ratio of Operating Expenses to
 Average Net Assets (%) (b) ..............      0.70(c)        0.70          0.70           0.75           0.85(c)
Ratio of Net Investment Income to
 Average Net Assets (%) .................       4.88(c)        5.07          5.24           5.18           5.20(c)

Portfolio Turnover Rate (%) .............        121(c)         212           167            161            117(c)

Net Assets, End of Period (000) .........   $ 28,938       $ 30,293      $ 32,707       $ 35,972       $ 32,437

(a)        Commencement of operations.
(b)        Effective September 1, 1996 expenses were voluntarily limited to 0.85% of class A average net assets. Prior to September 1, 1996 expenses were voluntarily limited to 0.70% of Class
           A average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.49% (annualized) for the period ended December 31, 1993, 1.33%, 1.31% and 1.34% for the years ended December 31,
           1994, 1995 and 1996, respectively and 1.34% for the six months ended June 30, 1997.
(c)        Computed on an annualized basis.
(d)        A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                        CLASS B
                                       --------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------------------
                                           SEPT. 13,(a)                                               SIX MONTHS
                                             THROUGH                                                     ENDED
                                           DECEMBER 31,                                                JUNE 30,
                                              1993           1994           1995          1996           1997
                                              ----           ----           ----          ----           ----
Net Asset Value, Beginning
 of Period ..............................   $   7.92       $   7.84      $   7.07       $   7.63       $   7.64
                                            --------       --------      --------       --------       --------
Income From Investment Operations
Net Investment Income ...................       0.10           0.32          0.33           0.33           0.17
Realized and Unrealized Gain (Loss)
 on Investments .........................      (0.04)         (0.77)         0.56           0.01           0.03
                                            --------       --------      --------       --------       --------
Total From Investment Operations ........       0.06          (0.45)         0.89           0.34           0.20
                                            --------       --------      --------       --------       --------
Less Distributions
Distributions From Net
 Investment Income ......................      (0.10)         (0.32)        (0.33)         (0.33)         (0.16)
Distributions in Excess of Net
 Investment Income ......................      (0.04)          0.00          0.00           0.00           0.00
                                            --------       --------      --------       --------       --------
Total Distributions .....................      (0.14)         (0.32)        (0.33)         (0.33)         (0.16)
                                            --------       --------      --------       --------       --------
Net Asset Value, End of Period ..........   $   7.84       $   7.07      $   7.63       $   7.64       $   7.68
                                            ========       ========      ========       ========       ========
Total Return (%)(d) .....................        0.8           (5.8)         12.9            4.6            2.7
Ratio of Operating Expenses to
 Average Net Assets (%) (b) .............       1.45(c)        1.45          1.45           1.50           1.60(c)

Ratio of Net Investment Income to
 Average Net Assets (%) .................       3.68(c)        4.32          4.49           4.43           4.45(c)

Portfolio Turnover Rate (%) .............        121(c)         212           167            161            117(c)

Net Assets, End of Period (000) .........   $  1,849       $  5,713      $  5,617       $  7,590       $  8,003

(a)        Commencement of operations.
(b)        Effective September 1, 1996 expenses were voluntarily limited to 1.60% of Class B average net assets. Prior to September 1, 1996 expenses were voluntarily limited to 1.45% of Class
           B average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 2.24% (annualized) for the period ended December 31, 1993, 2.08%, 2.06%, 2.09% for the years ended December 31, 1994,
           1995 and 1996, respectively and 2.09% for the six months ended June 30, 1997.
(c)        Computed on an annualized basis.
(d)        A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 2.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS AND FUTURES. CALLS AND PUTS. The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the Fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The premium paid by a Fund for the purchase of a call or a put option is included in the asset section of the Fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

INTEREST RATE FUTURES CONTRACTS. The Fund may purchase and sell interest rate futures contracts to hedge against changes in the values of tax exempt municipal securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin", and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE. Costs incurred in 1993 in connection with the Fund's organization and initial registration amounted to $26,500 and were paid by the Fund. These costs are being amortized over 60 months beginning April 23, 1993.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1997 were $ 24,146,520 and $28,947,124 respectively.

Investments in written options for the Fund for the six months ended June 30, 1997 are summarized as follows:

                                                          WRITTEN OPTIONS
                                                     -------------------------
                                                     NUMBER OF      PREMIUMS
                                                     CONTRACTS      RECEIVED
                                                     ---------      --------
Open at December 31, 1996..........................         0       $       0
Contracts opened ..................................       300         106,062
Contracts closed ..................................      (300)       (106,062)
                                                          ---       ---------
Open at June 30, 1997 .............................         0       $       0
                                                          ===       =========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.525% of the first $200 million of the Fund's average daily net assets, 0.50% of the next $300 million and 0.475% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors at the rate of 0.2625% of the first $200 million of the Fund's average daily net assets, 0.25% of the next $300 million and 0.2375% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the six months ended June 30, 1997 are as follows:

     FEES EARNED(a)
     --------------
        $53,692                  New England Funds Management, L.P.
        $53,692                  Back Bay Advisors, L.P.

(a) Before reduction pursuant to voluntary expense limitation. See note 4

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and related clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997 these expenses amounted to $10,507 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $41,258 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1997 is $179,456.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $9,881 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1997, the Fund paid New England Funds $29,643 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1997 amounted to $62,515.

D. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $15,437 as compensation for its services in that capacity.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers, or employees of NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

     Annual Retainer                        $709
     Meeting Fee                            $114/meeting
     Committee Meeting Fee                  $68/meeting
     Committee Chairman Retainer            $18/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Effective September 1, 1996 until further notice to the Fund, Back Bay Advisors and NEFM have voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's Class A average daily net assets and 1.60% of Class B average daily net assets. Prior to September 1, 1996 Back Bay Advisors and NEFM had voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and, effective September 13, 1993, 1.45% of Class B average daily net assets. As a result of the Fund's expenses exceeding the foregoing expense limitations during the six months ended June 30, 1997, Back Bay Advisors waived its entire subadvisory fee of $53,692 and NEFM waived $47,523 of it's advisory fee.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of California municipal securities to meet their financial obligations.

6. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                                     YEAR ENDED                     SIX MONTHS ENDED
                                                 DECEMBER 31, 1996                    JUNE 30, 1997
                                         ----------------------------------  -------------------------------
CLASS A                                      SHARES            AMOUNT           SHARES           AMOUNT
-------                                  --------------   ----------------   ------------   ---------------
Shares sold ...........................       2,067,648      $  15,581,682        410,163       $ 3,133,925
Shares issued in connection with the
 reinvestment of:
Distributions from net investment
  income ..............................         122,617            929,169         57,579           440,560
                                             ----------      -------------       --------       -----------
                                              2,190,265         16,510,851        467,742         3,574,485
Shares repurchased ....................      (1,769,674)       (13,385,231)      (948,645)       (7,258,999)
                                             ----------      -------------       --------       -----------
Net increase (decrease) ...............         420,591      $   3,125,620       (480,903)      $(3,684,514)
                                             ----------      -------------       --------       -----------

                                                     YEAR ENDED                     SIX MONTHS ENDED
                                                 DECEMBER 31, 1996                    JUNE 30, 1997
                                         ----------------------------------  -------------------------------
CLASS B                                      SHARES            AMOUNT           SHARES           AMOUNT
-------                                  --------------   ----------------   ------------   ---------------
Shares sold ...........................         443,797      $   3,344,406        136,914       $ 1,048,130
Shares issued in connection with the
 reinvestment of:
Distributions from net investment
  income ..............................          17,906            135,371         12,166            92,839
                                             ----------      -------------       --------       -----------
                                                461,703          3,479,777        149,080         1,140,969
Shares repurchased ....................        (204,258)        (1,540,156)      (100,114)         (761,702)
                                             ----------      -------------       --------       -----------
Net increase (decrease) ...............         257,445          1,939,621         48,966           379,267
                                             ----------      -------------       --------       -----------
Increase (decrease) derived from
  capital shares
  transactions ........................         678,036      $   5,065,241       (431,937)      $(3,305,247)
                                                =======      =============       ========       ===========


                     NEW ENGLAND FUNDS, L.P., DISTRIBUTOR
                             399 BOYLSTON STREET
                               BOSTON, MA 02116
                            TOLL FREE 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

                                                              --------------
                    (Logo)(R)                                    BULK RATE
              NEW ENGLAND FUNDS(R)                             U.S. POSTAGE
        Where The Best Minds Meet(R)                               PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
                                                              --------------


            ---------------------
             399 Boylston Street

            Boston, Massachusetts

                    02116
            ---------------------



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        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
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        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
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                  CA58-0697

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